Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 556		$ 556		$ 314	$ 140
Less: Accumulated depreciation and amortization	(201)		(201)		(104)	(39)
Property and equipment, net	355		355		210	101
Depreciation expense	20	$ 14	58	$ 35	52	20	$ 6
Capitalized software and website development costs	50	15	140	38	61	15	4
Amortization of capitalized software and website development costs	18	$ 5	39	$ 10	17	5	$ 3
Equipment for merchants
Property, Plant and Equipment [Line Items]
Total	147		147		111	55
Capitalized software and website development costs
Property, Plant and Equipment [Line Items]
Total	226		226		86	25
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	83		83		57	31
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total	39		39		22	12
Office equipment
Property, Plant and Equipment [Line Items]
Total	19		19		11	7
Construction in progress
Property, Plant and Equipment [Line Items]
Total	$ 42		$ 42		$ 27	$ 10